Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Assets (Details) (Residential Mortgage Servicing [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage Servicing [Member]
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment speed	11.20%	13.40%	12.80%
Discount rate	7.30%	7.30%	7.70%
Cost to service ($ per loan)	$ 184	$ 151	$ 146